SUBSEQUENT EVENTS	6 Months Ended
Apr. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

In accordance with ASC 855-10 the Company has analyzed its operations subsequent to April 30, 2026 through the date the Company issues the consolidated financial statements and did not identify any subsequent events with material financial impact on the Company’s consolidated financial statements.